LEASE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
LEASE
Right-of-use assets	$ 196,435	$ 0
Lease payment liability- current	92,230	0
Lease payment liability- current	96,707	0
Total lease payment liability	$ 188,937	$ 0